Deposit for Investment	12 Months Ended
Dec. 31, 2023
Deposit for Investment [Abstract]
Deposit for investment
8.	Deposit for investment

On August 16, 2019, the Company, with an intention to acquire a Target land (see Note 4), signed a Share Purchase Agreement (“2019 SPA”) with Huasheng Group Limited (the “Huasheng”), an unrelated third party to the Company. Pursuant to the SPA, Huasheng agreed to sell and the Company agreed to buy 100% of the equity interests of Fujian Yingfu Integrated Circuit Co., Ltd. (“Yingfu” or the “Target Company”), which is a wholly owned subsidiary of Huasheng and owns the Target land. The total consideration is approximately $28.7 million (RMB200 million). The Company paid approximately $14.3 million (RMB100 million) to Huasheng in 2019 and $8.6 million (RMB60 million) in the March to May, 2020 as the deposit for the investment according to the SPA. Huasheng is requested to pay 8% of the deposit received as interest to the Company if the transaction is not consummated by June 30, 2020.

The 2019 SPA was terminated later based on mutual agreement of all parties and a new share purchase agreement (“2020 SPA”) has been entered into on December 18, 2020. Pursuant to the 2020 SPA, the Company will buy a newly established subsidiary of Yingfu with the Target land for the same consideration. The deposit for the 2020 SPA is approximately $14.3 million (RMB100 million). As a result, approximately $8.6 million (RMB60 million) from the initial payment made has been returned to the Company in December 2020. Additionally, pursuant to the 2020 SPA, any party who unilaterally terminates the agreement shall pay the other party a breakage fee in the amount of approximately $3.1 million (RMB20 million) and Huasheng agreed to make interest payment of approximately $1.2 million (approximately RMB8.36 million) to the Company before December 31, 2020 based on the term stated in SPA 2019 and is requested to pay 8% of the deposit received as interest to the Company if the transaction is not consummated by December 15, 2021. The interest payment was received in full by the Company on December 29, 2020.

Due to the delay of the government’s approval on this transaction involved with the Target land, the 2020 SPA agreement expired in December 2021. A new agreement (“2021 SPA”) has been entered into to replace the 2020 SPA on December 31, 2021. There were no other changes for the consideration nor the deposit. Moreover, Huasheng agreed to make an interest payment of RMB8 million (approximately $1.2 million) before January 30, 2022 based on the term stated in SPA 2020 and is requested to pay 8% of the deposit received payable to the Company if the transaction is not consummated by December 15, 2022. The Company received the interest of approximately $1.2 million (RMB 8.0 million) on January 19, 2022.

On December 23, 2022, a new agreement (“2022 SPA”) has been entered into to replace the 2021 SPA, which expired on the same date. There are no other changes for the consideration nor the deposit, expect that Yingfu agreed to make an interest payment of RMB8 million (approximately $1.2 million) before March 15, 2023 based on the term stated in SPA 2021 and is requested to pay 6% of the deposit received as interest to the Company if the transaction is not consummated by December 15, 2023. The Company received the interest of approximately $1.2 million (RMB8.0 million) on February 15, 2023. Interest income has been recorded by the Company for the years ended December 31, 2022 and 2021.

On September 30, 2023, the Company, Yingfu and Huasheng reached a termination agreement. Pursuant to the termination agreement, all parties agreed to terminate the 2022 SPA, and Yingfu shall refund the deposit of RMB100 million (approximately $14.1 million) to the Company. Furthermore, the Target land previously held by Yingfu was arranged for in a bidding process by the local government authority, Fuzhou High-tech Development Zone Municipal Bureau of Natural Resources. On December 22, 2023, the Company made a deposit of approximately $9.2 million (RMB65.1 million) to the local government authority for a bidding on the Target land. On January 9, 2024, the Company signed a Land Use Right Transfer Agreement for successfully bidding on the Target land with a total consideration of approximately $18.3 million (RMB129.5 million). On January 12, 2024, the Company made the remaining payment of approximately$9.1 million (RMB64.4 million) to the local government authority. The issuance of the updated certificate of land use right is in progress.

In October and November 2023, Yingfu refunded RMB40 million (approximately $5.6 million) to the Company. Subsequently on February 7, 2024, Yingfu further refunded RMB48.5 million (approximately $6.8 million) to the Company.